Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options or similar awards as part of our equity compensation programs and did not grant any such awards in 2025. We do not currently have a formal grant policy in place for equity-based awards, but if stock options or similar awards were to be granted in the future, the Company would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. During fiscal year 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not currently grant stock options or similar awards as part of our equity compensation programs and did not grant any such awards in 2025. We do not currently have a formal grant policy in place for equity-based awards, but if stock options or similar awards were to be granted in the future, the Company would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false